INCOME TAX - Income tax expense (benefit) (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INCOME TAX
Current income tax provision	¥ 9,180	$ 1,331	¥ 2,889
Deferred income tax provision	0		104,315
Expense for income tax	¥ 9,180	$ 1,331	¥ 107,204